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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: Alternative Strategies Fund								Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
GS FINANCIAL SQ GOVERNMENT INST	FGTXX	38141W273	1/23/2019	DIRECTOR Dwight L. Bush Kathryn A. Cassidy Joaquin Delgado Gregory G. Weaver	MGMT	FOR	FOR ALL	MGMT
GS FINANCIAL SQ GOVERNMENT INST	FGTXX	38141W274	1/24/2019	DIRECTOR Dwight L. Bush Kathryn A. Cassidy Joaquin Delgado Gregory G. Weaver	MGMT	FOR	FOR ALL	MGMT
GS FINANCIAL SQ GOVERNMENT INST	FGTXX	38141W275	1/25/2019	DIRECTOR Dwight L. Bush Kathryn A. Cassidy Joaquin Delgado Gregory G. Weaver	MGMT	FOR	FOR ALL	MGMT
STEADFAST INCOME REIT	Non-traded	N/A	3/3/2019	A proposal to approve the merger of Steadfast Income REIT, Inc. with and into SI Subsidiary, LLC, a wholly owned subsidiary of Steadfast Apartment REIT, Inc., pursuant to the Agreement and Plan of Merger, dated as of August 5, 2019, by and among Steadfast Income REIT, Inc., Steadfast Apartment REIT, Inc. and their respective subsidiaries, which we refer to as the "SIR Merger Proposal." 2. A proposal to approve the amendment of the charter of SIR to remove the provision related to "Roll-Up Transactions" in connection with the SIR Merger, which we refer to as the "SIR Charter Amendment Proposal." 3. A proposal to adjourn the SIR Special Meeting to solicit additional proxies in favor of the SIR Merger Proposal and/or the SIR Charter Amendment Proposal if there are not sufficient votes to approve the SIR Merger Proposal and/or SIR Charter Amendment Proposal, if necessary and as determined by the chair of the SIR Special Meeting.	MGMT	FOR	FOR ALL	MGMT
Walton U.S. Land Fund 3, LP	Non-traded	N/A	7/12/2019	RidgeWood Lakes Property Proposal, 2. Varrea Porpery Proposal, 3. Dobson Propoerty Proposal, 4. Amendment to the Limited Partnership Agreement	MGMT	FOR	FOR ALL	MGMT
SOLAR CAPITAL	SLRC	83413U100	8/8/2019	1. For the elected Director 2. To approve a proposal to authorize Solar Capital Ltd. to sell shares of its common stock at a price or prices below Solar Capital Ltd.'s then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement (including, without limitation, that the number of shares issued does not exceed 25% of Solar Capital Ltd.'s then outstanding common stock immediately prior to each such offering).	MGMT	FOR	FOR ALL	MGMT
HMS Income Fund	Non-traded	N/A	9/9/2019	1.
DIRECTOR

SHERRI W. SCHUGART
NICHOLAS T. MESERVE
PETER SHAPER
JOHN O. NIEMANN, JR.
GREGORY R. GEIB                                                           2.
				RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2019.	MGMT	FOR	FOR ALL	MGMT
SmartStop	Non-traded	N/A	9/16/2019	THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR EACH OF THE NOMINEES NAMED IN ITEM 1, FOR ITEMS 2A, 2B, AND 2C, RELATING TO THE AMENDMENT AND RESTATEMENT OF OUR CHARTER, FOR ITEM 3, AND FOR ITEM 4.	MGMT	FOR	FOR ALL	MGMT
SARATOGA INVESTMENT CORP.	SAR	80349A208	9/26/2019	For the elected directors DIRECTOR Steven M. Looney Charles S. Whitman III	MGMT	FOR	FOR ALL	MGMT
OXFORD LANE CAPITAL CORP.	OXLC	691543607	10/18/2019	Election of Director: Mr. Jonathan H. Cohen	MGMT	FOR	FOR ALL	MGMT
STEADFAST INCOME REIT	Non-traded	N/A	11/7/2019	The election of Rodney F. Emery, Ella S. Neyland, Scot B. Barker, Ned W. Brines and Don B. Saulic to serve as Directors until the Annual Meeting of Stockholders of Steadfast Income REIT, Inc. to be held in the year 2020 and until each of their successors is duly elected and qualifies. 2. Ratification of the appointment of Ernst & Young LLP to act as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2019.	MGMT	FOR	FOR ALL	MGMT
PENNANTPARK INVESTMENT CORPORATION	PNNT	708062104	2/4/2020	1. DIRECTOR Marshall Brozost Samuel Katz 2. To ratify the selection of RSM US LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2020.	MGMT	FOR	FOR ALL	MGMT
KAYNE ANDERSON MIDSTREAM/ENERGY FD COM	KMF	48661 E 108	4/2/2020	Election of Director: WILLIAM R. CORDES. 1B. 2.
THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS KMF'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2020.
				Election of Director: BARRY R. PEARL	MGMT	FOR	FOR ALL	MGMT
MAGELLAN MIDSTREAM PARTNERS,L.P.	MMP	559080106	4/23/2020	1. Election of Directors: Chansoo Joung Michael N. Mears and James R. Montague. 2. Advisory Resolution to Approve Executive Compensation. 3. Ratification of Appointment of Independent Registered Public Accounting Firm for 2020.	MGMT	FOR	FOR ALL	MGMT
CAPITALA FINANCE CORP	CPTA	14054R106	4/30/2020	1. Election of Director 2. To approve a proposal to authorize the Company to sell shares of its common stock at a price or prices below the Company's then current net asset value per share in one or more offerings, in each case, subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement pertaining thereto (including, without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock immediately prior to each such offering).	MGMT	FOR	FOR ALL	MGMT
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T101	5/5/2020	1. ELECTION OF DIRECTORS 2. Approval of an advisory proposal regarding the compensation paid to Colony Credit Real Estate, Inc.'s named executive officers (the "Say on Pay" proposal) 3. Ratification of the appointment of Ernst & Young LLP as independent public auditor for the fiscal year ending December 31, 2020.	MGMT	FOR	FOR ALL	MGMT
INDEPENDENCE REALTY TRUST, INC.	IRT	45378A106	5/13/2020	1. election of Directors 2. THE BOARD OF DIRECTORS RECOMMENDS: A VOTE FOR RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2020. 3. THE BOARD OF DIRECTORS RECOMMENDS: A VOTE FOR THE ADVISORY VOTE TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION. 4.THE BOARD OF DIRECTORS RECOMMENDS: A VOTE FOR EVERY YEAR AS THE FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPANY'S EXECUTIVE COMPENSATION.	MGMT	FOR	FOR ALL	MGMT
EAGLE POINT CAPITAL	ECC	269808101	5/15/2020	1. Election of Director	MGMT	FOR	FOR ALL	MGMT
TWO HARBORS INVESTMENTS	TWO	90187B408	5/20/2020	1 Election of directors. 2. Advisory vote on the compensation of our executive officers. 3. Ratification of the appointment of Ernst & Young LLP to serve as our independent registered public accounting firm for our fiscal year ending December 31, 2020.

					MGMT	FOR	FOR ALL	MGMT
CORR ENERGY	CORR	21870U304	5/20/2020	1. Elections of Directors. 2 To ratify the selection of Ernst & Young LLP as the independent registered public accountant for the Company's fiscal year ending December 31, 2020.	MGMT	FOR	FOR ALL	MGMT
TPG SPECIALTY LENDING	TPCG	89236Y104	5/28/2020	1. To approve a proposal to authorize the Company to sell or otherwise issue shares of its common stock at a price below its then-current net asset value per share in one or more offerings, in each case subject to the approval of its Board of Directors and subject to the conditions set forth in the accompanying proxy statement.
					MGMT	FOR	FOR ALL	MGMT
TPG SPECIALTY LENDING, INC.	TPCG	89236Y104	5/28/2020	1. Election of directors 2. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2020	MGMT	FOR	FOR ALL	MGMT
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	IIPR	45781V101	6/2/2020	1. election of directors 2. Ratification of the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020. 3. Approval of an amendment to the Company's charter to provide stockholders the ability to alter, amend or repeal the Company's bylaws and adopt new bylaws. 4. Approval on a non-binding advisory basis of the compensation of the Company's named executive officers. 5. To recommend, by non-binding advisory vote, the frequency of stockholder non-binding advisory votes relating to the Company's executive compensation	MGMT	FOR	FOR ALL	MGMT
ARLINGTON ASSET INVESTMENT CORP.	AI	358434108	6/8/2020	1. election of directors. 2. To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2020. 3. Advisory approval of the compensation of the Company's executive officers.

					MGMT	FOR	FOR ALL	MGMT
OFS CAPITAL CORPORATION	OFS	67103B100	6/9/2020	1. Election of directors . 2. The ratification of the selection of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2020.	MGMT	FOR	FOR ALL	MGMT
GRIFFIN AMERICAN HEALTHCARE REIT III	Non-traded	N/A	6/10/2020	1. Election of directors 2. For ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2020.	MGMT	FOR	FOR ALL	MGMT
GAMING AND LEISURE PROPERTIES, INC.	GLPI	36467J108	6/11/2020	1. Election of directors. 2. To approve the Company's Second Amended and Restated 2013 Long-Term Incentive Compensation Plan. 3. To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the current fiscal year. 4. To approve, on a non-binding advisory basis, the Company's executive compensation.

					MGMT	FOR	FOR ALL	MGMT
FS KKR CAPITAL CORP.	FSK	302635206	6/15/2020	1. Election of Directors. 2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	MGMT	FOR	FOR ALL	MGMT
GRIFFIN ESSENTIAL ASSET REIT	Non-traded	N/A	6/15/2020	1. Election of Directors. 2. To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.
3. To approve the Griffin Capital Essential Asset REIT, Inc. Amended and Restated Employee and Director Long-Term Incentive Plan.
4. To approve, on an advisory (non-binding) basis, the compensation paid to the Company's Named Executive Officers ("say on pay" vote).
5. To approve, on an advisory (non-binding) basis, the frequency of future stockholder say on pay votes.
					MGMT	FOR	FOR ALL	MGMT
ANTERO MIDSTREAM CORPORATION	AM	03676B102	6/16/2020	1. election of directors. 2. To ratify the appointment of KPMG LLP as Antero Midstream Corporation's independent registered public accounting firm for the year ending December 31, 2020. 3. To approve, on an advisory basis, the compensation of Antero Midstream Corporation's named executive officers. 3. To approve, on an advisory basis, the frequency of future advisory votes on the compensation of Antero Midstream Corporation's named executive officers.

					MGMT	FOR	FOR ALL	MGMT
MONROE CAPITAL CORPORATION	MRCC	610335101	6/17/2020	1. Election of Directors. 2. To approve a proposal to authorize the Company, pursuant to approval of the Board of Directors of the Company, to sell shares of its common stock or warrants, options or rights to acquire its common stock during the next twelve months at a price below the Company's then current net asset value per share, subject to certain conditions as set forth in the proxy statement (including that the number of shares sold on any given date does not exceed 25% dilution to current investors not participating in the offering).
					MGMT	FOR	FOR ALL	MGMT
ARES CAPITAL CORP	ARCC	04010L103	6/22/2020	1. Election of directors. 2. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.	MGMT	FOR	FOR ALL	MGMT
OFS CAPITAL CORPORATION	OFS	67103B100	6/22/2020	1. To authorize flexibility for the Company, with approval of its Board of Directors, to sell or otherwise issue shares of its common stock (during the next 12 months) at a price below the Company's then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement for the special meeting of stockholders (including that the cumulative number of shares sold pursuant to such authority does not exceed 25% of the Company's then outstanding common stock immediately prior to each such sale).
					MGMT	FOR	FOR ALL	MGMT
NEW YORK MORTGAGE TRUST, INC.	NYMT	649604501	6/29/2020	1. election of directors 2. Advisory vote to approve named executive officer compensation.
3. To consider and act upon a proposal to ratify, confirm and approve the selection of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2020.
					MGMT	FOR	FOR ALL	MGMT
SmartStop Self Storage REIT, Inc.	Non-traded	N/A	6/26/22020	1. election of directors 2. The approval, on a non-binding, advisory basis, of the compensation of our named executive officers, as disclosed in this proxy statement 3. The approval, on a non-binding, advisory basis, of the frequency of future advisory votes on the compensation of our named executive officers 4. The ratification of the appointment of BDO USA, LLP as our independent registered public accounting firm for the year ending December 31, 2020	MGMT	FOR	FOR ALL	MGMT
INVESCO MORTGAGE CAPITAL INC.	IVR	46131B100	5/4/2020	1. election of directors, 2.Advisory vote to approve Company's 2019 executive compensation 3. Appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2020

					MGMT	FOR	FOR ALL	MGMT

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)*

/s/ Kevin Wolf

Kevin Wolf, President

Date 7/31/20

* Print the name and title of each signing officer under his or her signature.